Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments to Purchase Goods or Services and for Future License and Royalty Payments
At December 31, 2022, we had commitments to purchase goods or services, and for future license and royalty payments. They are as follows:

Years ending December 31, (in thousands)	Purchase Commitments	License & Royalty Commitments
2023	$49,311	$3,804
2024	32,559	2,075
2025	22,362	1,718
2026	11,296	1,133
2027	11,508	1,170
Thereafter	211	8,641
	$127,247	$18,541

Changes in the Carrying Amount of Warranty Liability	In the ordinary course of business, we provide a warranty to customers that our products are free of defects and will conform to published specifications. Generally, the applicable product warranty period is one year from the date of delivery of the product to the customer or of site acceptance, if required.
Additionally, we typically provide limited warranties with respect to our services. We provide for estimated warranty costs at the time of the product sale. The changes in the carrying amount of warranty obligations for the years ended December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Balance at beginning of year	$6,324	$4,813
Provision charged to cost of sales	4,606	7,518
Usage	(4,517)	(5,774)
Adjustments to previously provided warranties, net	(1,277)	(43)
Currency translation	(237)	(190)
Balance at end of year	$4,899	$6,324